Financial Instruments - Summary of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 1,270.8	$ 1,280.9	$ 1,241.5	$ 1,241.5		$ 2,165.5
Financial investments	5,448.1	4,556.8
Financial investments	2,617.3	1,926.9	1,948.7
Guarantee Deposits	393.9	349.7
Collateralized accounts receivable	288.7	235.9
Contract assets	447.5	358.0		370.6
Trade accounts receivable, net	297.0	318.0
Customer and commercial financing	16.4	11.7
Derivative financial instruments	34.3	9.5
Other assets	376.8	309.0
Assets	11,974.6	11,293.3	1,719.8	11,719.8	$ 11,707.7
LIABILITIES
Loans and financing	4,198.5	3,647.6	3,759.9	3,759.9		$ 4,229.9
Trade accounts payable and others liabilities	1,502.5	1,550.5
Derivative financial instruments	8.9	8.1
Liabilities	7,797.1	7,353.2	$ 7,783.4
Level 3 [member]
ASSETS
Assets	59.6	59.9		35.0
LIABILITIES
Liabilities	108.9	125.4		$ 122.2
Financial instruments at fair value through profit or loss, category [member]
ASSETS
Cash and cash equivalents	1,270.8	1,280.9
Financial investments		1,926.9
Financial investments	2,617.3
Guarantee Deposits	393.9	349.7
Collateralized accounts receivable	288.7	235.9
Contract assets	447.5	358.0
Trade accounts receivable, net	297.0	318.0
Customer and commercial financing		11.7
Customer and commercial financing	16.4
Derivative financial instruments	34.3	9.5
Other assets	82.2	66.2
Assets	5,448.1	4,556.8
LIABILITIES
Loans and financing		3,647.7
Loans and financing	4,198.5
Trade accounts payable and others liabilities	1,502.5	1,550.5
Financial guarantee and of residual value	139.6	140.4
Derivative financial instruments	8.9	8.1
Liabilities	5,849.5	5,346.7
Financial instruments at fair value through profit or loss, category [member] | Fair value of the other financial instruments [member]
ASSETS
Cash and cash equivalents	1,270.8	1,280.9
Financial investments		48.8
Financial investments	50.4
Guarantee Deposits	393.9	349.7
Collateralized accounts receivable	288.7	235.9
Contract assets	447.5	358.0
Trade accounts receivable, net	297.0	318.0
Customer and commercial financing		11.7
Customer and commercial financing	16.4
Other assets	82.2	66.2
Assets	2,846.9	2,669.2
LIABILITIES
Loans and financing		3,647.7
Loans and financing	4,198.5
Trade accounts payable and others liabilities	1,502.5	1,550.5
Financial guarantee and of residual value	30.7	15.0
Liabilities	5,731.7	5,213.2
Financial instruments at fair value through profit or loss, category [member] | Fair value [member]
ASSETS
Cash and cash equivalents	1,270.8	1,280.9
Financial investments		1,926.1
Financial investments	2,617.3
Guarantee Deposits	393.9	349.7
Collateralized accounts receivable	288.7	235.9
Contract assets	447.5	358.0
Trade accounts receivable, net	297.0	318.0
Customer and commercial financing		11.7
Customer and commercial financing	16.4
Derivative financial instruments	34.3	9.5
Other assets	82.2	66.2
Assets	5,448.1	4,556.0
LIABILITIES
Loans and financing		3,756.8
Loans and financing	4,408.6
Trade accounts payable and others liabilities	1,502.5	1,550.5
Financial guarantee and of residual value	139.6	140.4
Derivative financial instruments	8.9	8.1
Liabilities	6,059.6	5,455.8
Financial instruments at fair value through profit or loss, category [member] | Fair value of financial instruments measured at fair value through profit or loss [member]
ASSETS
Financial investments		1,878.1
Financial investments	2,566.8
Derivative financial instruments	34.3	9.5
Assets	2,601.1	1,887.6
LIABILITIES
Financial guarantee and of residual value	108.9	125.4
Derivative financial instruments	8.9	8.1
Liabilities	117.8	133.5
Financial instruments at fair value through profit or loss, category [member] | Fair value of financial instruments measured at fair value through profit or loss [member] | Level 2 [member]
ASSETS
Financial investments		1,818.2
Financial investments	2,507.2
Derivative financial instruments	34.3	9.5
Assets	2,541.5	1,827.7
LIABILITIES
Derivative financial instruments	8.9	8.1
Liabilities	8.9	8.1
Financial instruments at fair value through profit or loss, category [member] | Fair value of financial instruments measured at fair value through profit or loss [member] | Level 3 [member]
ASSETS
Financial investments		59.9
Financial investments	59.6
Assets	59.6	59.9
LIABILITIES
Financial guarantee and of residual value	108.9	125.4
Liabilities	$ 108.9	$ 125.4